Note 6 - Short-term Investments	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Cash, Cash Equivalents, and Short-term Investments [Text Block]
6.	SHORT-TERM INVESTMENTS

(In Thousands)

	December 31, 2014
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Time deposits	$21,481	$-	$-	$21,481

(In Thousands)

	December 31, 2013
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Time deposits	$25,028	$-	$-	$25,028

Available-for-sale securities
Government bonds	1,610	3	-	1,613
Corporate bonds	1,519	-	(2)	1,517
Agency bonds	5,448	2	(2)	5,448

	$33,605	$5	$(4)	$33,606

Short-term investments by contractual maturity were as follows:

(In Thousands)

	December 31, 2014
	Cost	Fair Value
Time deposits
Due within one year	$21,477	$21,477
Due after one year through two years	4	4
	$21,481	$21,481

(In Thousands)

	December 31, 2013
	Cost	Fair Value
Time deposits
Due within one year	$25,024	$25,024
Due after two years	4	4
	25,028	25,028

Available-for-sale securities
Due within one year	8,577	8,578

	$33,605	$33,606

The Company’s gross realized gains and losses on the sale of investments for the year ended December 31, 2014 were $38,000 and $2,000, respectively.  Please also see discussions in note 9.  The Company’s gross ralized gains and losses on the sale of investments for the year ended December 31, 2013, were $1,000 and $0, respectively.  The Company’s gross realized gains and losses on the sale of investments for the year ended December 31, 2012, were $1,000 and $0, respectively.

The following table shows the gross unrealized losses and fair value of the Company’s investments with unrealized losses that were not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2013 (nil at December 31, 2014).

(In Thousands)

	December 31, 2013
	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Government bonds	$500	$-	$-	$-	$500	$-
Corporate bonds	1,517	2	-	-	1,517	2
Agency bonds	2,830	2	-	-	2,830	2

	$4,847	$4	$-	$-	$4,847	$4